LEASES	6 Months Ended
Mar. 31, 2024
Leases
LEASES

NOTE 10 – LEASES

The Company has an operating lease for office space. During the period, the Company recognized a right-of-use asset of $240,757, and a lease liability of $240,757 in accordance with ASC842, Leases. The lease agreement does not specify an explicit interest rate. The Company’s management believes that using an incremental borrowing rate of the Hong Kong Dollar Best Lending Rate (“BLR”) 5.875% plus Margin 1.500% p.a. was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 7.375%.

As of March 31, 2024 and September 30, 2023, the right-of-use assets totalled $240,757, and $325,153, respectively.

As of March 31, 2024 and September 30, 2023, lease liabilities consist of the following:

	March 31, 2024	September 30, 2023

Operating lease liabilities – current portion	$178,410	$172,066
Operating lease liabilities – non-current portion	62,347	153,043
Total	$240,757	$325,109

During the six months ended March 31, 2024 and 2023, the Company incurred total operating lease expenses of $84,693 and $84,409, respectively.

Other lease information is as follows:

	March 31, 2024	September 30, 2023

Weighted-average remaining lease term – operating leases	16 months	22 months
Weighted-average discount rate – operating leases	7.375%	7.375%

The following is a schedule of future minimum payments under operating leases as of March 31, 2024 and September 30, 2023:

	March 31, 2024	September 30, 2023

Year ending September 30, 2024	$94,916	$189,712
Year ending September 30, 2025	158,192	158,094
Total undiscounted lease obligations	253,108	347,806
Less: imputed interest	(12,351)	(22,697)
Lease liabilities recognized in the unaudited condensed consolidated balance sheet	$240,757	$325,109

QMMM HOLDINGS LIMITED

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2023

(Stated in US Dollars)